Note 9 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Time Deposit Maturities, Next Twelve Months	$ 99.3
Time Deposit Maturities, Year Two	21.5
Time Deposit Maturities, Year Three	51.8
Time Deposit Maturities, Year Four	41.0
Time Deposit Maturities, Year Five	29.4
Time Deposits, at or Above FDIC Insurance Limit	$ 39.4	$ 27.8